Summary of significant accounting policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies (Details) [Line Items]
Reserve for Bad Debts, Percentage of Accounts Receivable	2.00%	2.00%
Inventory, Net	$ 0	$ 0	$ 0
Operating Loss Carryforwards		$ 4,659,812
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent		21.00%
Deferred Tax Assets, Valuation Allowance		$ 978,561
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years